GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2023, 2022 and 2021 are shown below.

(Dollars in thousands)	2023	2022	2021
Balance at beginning of year	$1,001,507	$1,000,749	$937,771
Goodwill resulting from business combinations	4,361	758	62,978
Balance at end of year	$1,005,868	$1,001,507	$1,000,749

Schedule of Finite-Lived Intangible Assets
The gross carrying amount and accumulated amortization of other intangible assets were as follows:

(Dollars in thousands)	December 31, 2023		December 31, 2022
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortized intangible assets
Core deposit intangibles	$41,750	$(29,395)	$41,750	$(26,488)
Customer list	69,563	(20,553)	69,563	(14,457)
Other	10,960	(5,477)	14,079	(7,064)
Mortgage servicing rights	23,791	(6,690)	21,347	(4,811)
Total	$146,064	$(62,115)	$146,739	$(52,820)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated amortization expense of intangible assets for the next five years is as follows:

(Dollars in thousands)	Intangible amortization
2024	$9,193
2025	9,145
2026	9,092
2027	9,051
2028	6,842